FIRST TRUST PRIVATE ASSETS FUND

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(877) 779-1999

April 12, 2022

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Attention: Division of Investment Management

Re:	First Trust Private Assets Fund Registration Statement on Form N-2

Ladies and Gentlemen:

This filing contains the registration statement on Form N-2 (the “Registration Statement”) of the First Trust Private Assets Fund. The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended, and the applicable rules thereunder. Also being filed concurrently with the Registration Statement is the Notification of Registration on Form N-8A filed pursuant to Section 8(a) under the 1940 Act.

Please direct questions and comments to the undersigned Joy Ausili at (626) 914-1360.

Sincerely,

/s/ JOY AUSILI
Joy Ausili

Cc:	Veena Jain, Faegre Drinker Biddle & Reath LLP